Net income (loss) per common share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Earnings per share reconciliation
A reconciliation of the numerator used for the purposes of calculating diluted net income (loss) per common share is as follows:

For the years ended December 31	2020	2019
Numerator for basic net income (loss) per common share	(156,678)	$87,767
Adjustment for the effect of TSARs:
Cash-settled recovery included in net income	—	(5,433)
Equity-settled expense	—	(4,807)
Numerator for diluted net income (loss) per common share	(156,678)	$77,527
A reconciliation of the denominator used for the purposes of calculating basic and diluted net income (loss) per common share is as follows:

For the years ended December 31	2020	2019
Denominator for basic net income (loss) per common share	76,196,395	76,592,413
Effect of dilutive stock options	—	17,325
Effect of dilutive TSARS	—	82,756
Denominator for diluted net income (loss) per common share	76,196,395	76,692,494
For the years ended December 31, 2020 and 2019, basic and diluted net income (loss) per common share attributable to Methanex shareholders were as follows:

For the years ended December 31	2020	2019
Basic net income (loss) per common share	$(2.06)	$1.15
Diluted net income (loss) per common share	$(2.06)	$1.01